CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Beginning balance (in shares) at Dec. 31, 2020	31,797
Beginning balance at Dec. 31, 2020	$ 32	$ 451,433	$ 2,434	$ (248,074)	$ 205,825
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	864
Issuance of common stock under stock plans, including tax effects	$ 1	8,814			8,815
Sale of common stock in underwritten public offering, net (in shares)	4,107
Sale of common stock in underwritten public offering, net	$ 4	269,714			269,718
Stock-based compensation expense		15,975			15,975
Unrealized (loss) gain on marketable securities, net of tax					0
Foreign currency translation			(1,993)		(1,993)
Net loss, as restated				(55,548)	(55,548)
Ending balance (in shares) at Dec. 31, 2021	36,768
Ending balance at Dec. 31, 2021	$ 37	745,936	441	(303,622)	442,792
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	131
Issuance of common stock under stock plans, including tax effects		979			979
Stock-based compensation expense		3,802			3,802
Foreign currency translation			(1,197)		(1,197)
Net loss, as restated				(17,920)	(17,920)
Ending balance (in shares) at Mar. 31, 2022	36,899
Ending balance at Mar. 31, 2022	$ 37	750,717	(756)	(321,542)	428,456
Beginning balance (in shares) at Dec. 31, 2021	36,768
Beginning balance at Dec. 31, 2021	$ 37	745,936	441	(303,622)	442,792
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	207
Issuance of common stock under stock plans, including tax effects		1,190			1,190
Stock-based compensation expense		8,961			8,961
Foreign currency translation			(2,644)		(2,644)
Net loss, as restated				(44,826)	(44,826)
Ending balance (in shares) at Jun. 30, 2022	36,975
Ending balance at Jun. 30, 2022	$ 37	756,087	(2,203)	(348,448)	405,473
Beginning balance (in shares) at Dec. 31, 2021	36,768
Beginning balance at Dec. 31, 2021	$ 37	745,936	441	(303,622)	442,792
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	326
Issuance of common stock under stock plans, including tax effects		1,597			1,597
Stock-based compensation expense		11,721			11,721
Foreign currency translation			(3,440)		(3,440)
Net loss, as restated				(81,376)	(81,376)
Ending balance (in shares) at Sep. 30, 2022	37,094
Ending balance at Sep. 30, 2022	$ 37	759,254	(2,999)	(384,998)	371,294
Beginning balance (in shares) at Dec. 31, 2021	36,768
Beginning balance at Dec. 31, 2021	$ 37	745,936	441	(303,622)	442,792
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	512
Issuance of common stock under stock plans, including tax effects		2,310			2,310
Stock-based compensation expense		15,383			15,383
Unrealized (loss) gain on marketable securities, net of tax					0
Foreign currency translation			(2,979)		(2,979)
Net loss, as restated				(99,574)	(99,574)
Ending balance (in shares) at Dec. 31, 2022	37,280
Ending balance at Dec. 31, 2022	$ 37	763,629	(2,538)	(403,196)	357,932
Beginning balance (in shares) at Mar. 31, 2022	36,899
Beginning balance at Mar. 31, 2022	$ 37	750,717	(756)	(321,542)	428,456
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	76
Issuance of common stock under stock plans, including tax effects		211			211
Stock-based compensation expense		5,159			5,159
Foreign currency translation			(1,447)		(1,447)
Net loss, as restated				(26,906)	(26,906)
Ending balance (in shares) at Jun. 30, 2022	36,975
Ending balance at Jun. 30, 2022	$ 37	756,087	(2,203)	(348,448)	405,473
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	119
Issuance of common stock under stock plans, including tax effects		407			407
Stock-based compensation expense		2,760			2,760
Foreign currency translation			(796)		(796)
Net loss, as restated				(36,550)	(36,550)
Ending balance (in shares) at Sep. 30, 2022	37,094
Ending balance at Sep. 30, 2022	$ 37	759,254	(2,999)	(384,998)	371,294
Increase (Decrease) in Stockholders' Equity
Net loss, as restated					(18,198)
Ending balance (in shares) at Dec. 31, 2022	37,280
Ending balance at Dec. 31, 2022	$ 37	763,629	(2,538)	(403,196)	357,932
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	144
Issuance of common stock under stock plans, including tax effects		551			551
Stock-based compensation expense		3,943			3,943
Foreign currency translation			42		42
Net loss, as restated				(7,274)	(7,274)
Ending balance (in shares) at Mar. 31, 2023	37,424
Ending balance at Mar. 31, 2023	$ 37	768,123	(2,496)	(410,470)	355,194
Beginning balance (in shares) at Dec. 31, 2022	37,280
Beginning balance at Dec. 31, 2022	$ 37	763,629	(2,538)	(403,196)	357,932
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	286
Issuance of common stock under stock plans, including tax effects		690			690
Stock-based compensation expense		8,153			8,153
Foreign currency translation			(202)		(202)
Net loss, as restated				(12,825)	(12,825)
Ending balance (in shares) at Jun. 30, 2023	37,566
Ending balance at Jun. 30, 2023	$ 37	772,472	(2,740)	(416,021)	353,748
Beginning balance (in shares) at Dec. 31, 2022	37,280
Beginning balance at Dec. 31, 2022	$ 37	763,629	(2,538)	(403,196)	357,932
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	559
Issuance of common stock under stock plans, including tax effects	$ 1	2,489			2,490
Stock-based compensation expense		12,497			12,497
Unrealized (loss) gain on marketable securities, net of tax			(241)		(241)
Foreign currency translation			(350)		(350)
Net loss, as restated				(19,541)	(19,541)
Ending balance (in shares) at Sep. 30, 2023	37,839
Ending balance at Sep. 30, 2023	$ 38	778,615	(3,129)	(422,737)	352,787
Beginning balance (in shares) at Dec. 31, 2022	37,280
Beginning balance at Dec. 31, 2022	$ 37	763,629	(2,538)	(403,196)	357,932
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	734
Issuance of common stock under stock plans, including tax effects	$ 1	2,690			2,691
Stock-based compensation expense		16,823			16,823
Unrealized (loss) gain on marketable securities, net of tax			325		325
Foreign currency translation			541		541
Net loss, as restated				(28,354)	(28,354)
Ending balance (in shares) at Dec. 31, 2023	38,014
Ending balance at Dec. 31, 2023	$ 38	783,142	(1,672)	(431,550)	349,958
Beginning balance (in shares) at Mar. 31, 2023	37,424
Beginning balance at Mar. 31, 2023	$ 37	768,123	(2,496)	(410,470)	355,194
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	142
Issuance of common stock under stock plans, including tax effects		139			139
Stock-based compensation expense		4,210			4,210
Foreign currency translation			(244)		(244)
Net loss, as restated				(5,551)	(5,551)
Ending balance (in shares) at Jun. 30, 2023	37,566
Ending balance at Jun. 30, 2023	$ 37	772,472	(2,740)	(416,021)	353,748
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	273
Issuance of common stock under stock plans, including tax effects	$ 1	1,799			1,800
Stock-based compensation expense		4,344			4,344
Unrealized (loss) gain on marketable securities, net of tax			(241)		(241)
Foreign currency translation			(148)		(148)
Net loss, as restated				(6,716)	(6,716)
Ending balance (in shares) at Sep. 30, 2023	37,839
Ending balance at Sep. 30, 2023	$ 38	778,615	(3,129)	(422,737)	352,787
Increase (Decrease) in Stockholders' Equity
Net loss, as restated					(8,813)
Ending balance (in shares) at Dec. 31, 2023	38,014
Ending balance at Dec. 31, 2023	$ 38	783,142	(1,672)	(431,550)	349,958
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	274
Issuance of common stock under stock plans, including tax effects		599			599
Stock-based compensation expense		5,265			5,265
Unrealized (loss) gain on marketable securities, net of tax			(607)		(607)
Foreign currency translation			(674)		(674)
Net loss, as restated				(11,243)	(11,243)
Ending balance (in shares) at Mar. 31, 2024	38,288
Ending balance at Mar. 31, 2024	$ 38	789,006	(2,953)	(442,793)	343,298
Beginning balance (in shares) at Dec. 31, 2023	38,014
Beginning balance at Dec. 31, 2023	$ 38	783,142	(1,672)	(431,550)	349,958
Increase (Decrease) in Stockholders' Equity
Unrealized (loss) gain on marketable securities, net of tax					272
Foreign currency translation					(11)
Net loss, as restated					(26,903)
Ending balance (in shares) at Sep. 30, 2024	38,475
Ending balance at Sep. 30, 2024	$ 39	798,707	(1,411)	(458,453)	338,882
Beginning balance (in shares) at Mar. 31, 2024	38,288
Beginning balance at Mar. 31, 2024	$ 38	789,006	(2,953)	(442,793)	343,298
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	110
Issuance of common stock under stock plans, including tax effects		(328)			(328)
Stock-based compensation expense		5,228			5,228
Unrealized (loss) gain on marketable securities, net of tax			(175)		(175)
Foreign currency translation			62		62
Net loss, as restated				(7,307)	(7,307)
Ending balance (in shares) at Jun. 30, 2024	38,398
Ending balance at Jun. 30, 2024	$ 38	793,906	(3,066)	(450,100)	340,778
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	77
Issuance of common stock under stock plans, including tax effects	$ 1	144			145
Stock-based compensation expense		4,657			4,657
Unrealized (loss) gain on marketable securities, net of tax			1,054		1,054
Foreign currency translation			601		601
Net loss, as restated				(8,353)	(8,353)
Ending balance (in shares) at Sep. 30, 2024	38,475
Ending balance at Sep. 30, 2024	$ 39	$ 798,707	$ (1,411)	$ (458,453)	$ 338,882